JPMorgan Managed Income Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 56.1%
Aerospace & Defense — 0.1%
L3Harris Technologies, Inc. 3.83%, 4/27/2025	6,807	6,779
Automobiles — 3.3%
BMW US Capital LLC (Germany)
(SOFRINDX + 0.55%), 5.16%, 4/2/2026 (a) (b)	20,281	20,313
4.60%, 8/13/2027 (a)	7,218	7,209
General Motors Co. 6.13%, 10/1/2025	18,749	18,903
Hyundai Capital America
5.80%, 6/26/2025 (a)	8,214	8,253
6.00%, 7/11/2025 (a)	10,300	10,370
6.25%, 11/3/2025 (a)	5,048	5,104
5.50%, 3/30/2026 (a)	6,663	6,713
5.45%, 6/24/2026 (a)	17,511	17,658
4.30%, 9/24/2027 (a)	10,031	9,908
Kia Corp. (South Korea)
2.38%, 2/14/2025 (a)	22,506	22,386
3.25%, 4/21/2026 (a)	4,416	4,320
Mercedes-Benz Finance North America LLC (Germany)
4.90%, 1/9/2026 (a) (c)	23,032	23,083
4.88%, 7/31/2026 (a)	10,340	10,382
Volkswagen Group of America Finance LLC (Germany) (SOFR + 0.93%), 5.55%, 9/12/2025 (a) (b)	30,187	30,263
		194,865
Banks — 25.9%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (b)	18,100	18,545
Australia & New Zealand Banking Group Ltd. (Australia)
4.83%, 2/3/2025 (a)	13,170	13,168
(SOFR + 0.56%), 5.17%, 3/18/2026 (a) (b)	27,909	27,990
Banco Bilbao Vizcaya Argentaria SA (Spain)
1.13%, 9/18/2025	4,600	4,473
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	45,440	45,681
Banco Santander SA (Spain)
2.75%, 5/28/2025	5,540	5,479
5.15%, 8/18/2025	1,394	1,396
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.02%, 2/13/2026 (b) (c)	5,000	4,970
(SOFR + 1.33%), 3.38%, 4/2/2026 (b)	8,500	8,456
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	22,536	22,109
(SOFR + 1.01%), 1.20%, 10/24/2026 (b)	17,533	16,997
Bank of Montreal (Canada)
(SOFRINDX + 0.95%), 5.56%, 9/25/2025 (b)	14,815	14,889
(SOFRINDX + 1.16%), 5.78%, 12/11/2026 (b)	16,665	16,853
Series f2f, (SOFR + 0.88%), 4.57%, 9/10/2027 (b)	20,852	20,811
Bank of New Zealand (New Zealand) 1.00%, 3/3/2026 (a) (c)	46,036	43,980
Bank of Nova Scotia (The) (Canada)
3.45%, 4/11/2025	2,160	2,149
1.30%, 6/11/2025	1,317	1,293

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
5.45%, 6/12/2025	30,841	30,970
(SOFRINDX + 1.09%), 5.71%, 6/12/2025 (b)	11,700	11,742
4.75%, 2/2/2026	18,495	18,523
5.35%, 12/7/2026	44,371	45,026
Banque Federative du Credit Mutuel SA (France)
4.52%, 7/13/2025 (a)	3,224	3,219
4.94%, 1/26/2026 (a)	13,749	13,773
5.90%, 7/13/2026 (a)	18,150	18,477
Barclays plc (United Kingdom)
3.65%, 3/16/2025	5,600	5,578
4.38%, 1/12/2026	14,247	14,175
(SOFR + 2.71%), 2.85%, 5/7/2026 (b)	47,624	47,169
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	6,000	6,010
BNP Paribas SA (France) 3.38%, 1/9/2025 (a)	11,071	11,052
BPCE SA (France)
5.03%, 1/15/2025 (a) (c)	88,081	88,087
(SOFR + 0.96%), 5.57%, 9/25/2025 (a) (b)	7,598	7,632
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	1,300	1,263
5.20%, 1/18/2027 (a) (c)	4,670	4,717
Canadian Imperial Bank of Commerce (Canada)
3.30%, 4/7/2025	3,846	3,827
5.14%, 4/28/2025	12,224	12,236
5.24%, 6/28/2027	15,175	15,392
(SOFR + 0.93%), 4.51%, 9/11/2027 (b)	22,861	22,778
Capital One NA (SOFR + 0.91%), 2.28%, 1/28/2026 (b)	12,513	12,455
Citibank NA
(SOFRINDX + 0.59%), 5.18%, 4/30/2026 (b)	10,921	10,947
4.93%, 8/6/2026	3,365	3,383
(SOFR + 0.71%), 4.88%, 11/19/2027 (b)	21,435	21,474
Citigroup, Inc.
(SOFR + 1.53%), 3.29%, 3/17/2026 (b)	8,113	8,073
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	3,921	3,897
(3-MONTH CME TERM SOFR + 1.51%), 6.10%, 7/1/2026 (b)	13,912	13,993
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	11,835	11,906
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	17,073	17,063
Commonwealth Bank of Australia (Australia) (SOFR + 0.40%), 5.01%, 7/7/2025 (a) (b)	3,188	3,191
Cooperatieve Rabobank UA (Netherlands)
1.38%, 1/10/2025	9,500	9,463
5.00%, 1/13/2025	12,335	12,337
Credit Agricole SA (France) 5.57%, 2/28/2025 (a)	50,273	50,347
Federation des Caisses Desjardins du Quebec (Canada) (SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b) (c)	80,896	80,904
Fifth Third Bank NA 3.95%, 7/28/2025	3,081	3,066
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (b)	7,028	6,940
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	7,450	7,343
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (b)	2,211	2,200

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
ING Groep NV (Netherlands)
(SOFR + 1.64%), 3.87%, 3/28/2026 (b)	21,606	21,523
(SOFR + 1.56%), 6.08%, 9/11/2027 (b)	1,797	1,833
KeyBank NA
3.30%, 6/1/2025	3,828	3,793
4.15%, 8/8/2025	8,582	8,532
Kreditanstalt fuer Wiederaufbau (Germany) 5.13%, 9/29/2025	36,015	36,203
Lloyds Bank plc (United Kingdom) 3.50%, 5/14/2025	1,939	1,928
Lloyds Banking Group plc (United Kingdom)
4.45%, 5/8/2025	15,827	15,796
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026 (b)	4,600	4,579
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.19%, 2/25/2025	3,071	3,052
1.41%, 7/17/2025	21,109	20,677
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	10,407	10,424
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (b)	6,439	6,355
Morgan Stanley Bank NA 5.48%, 7/16/2025	1,738	1,746
National Australia Bank Ltd. (Australia)
4.75%, 12/10/2025	7,125	7,138
(SOFR + 0.65%), 5.28%, 12/10/2025 (a) (b)	16,094	16,149
(SOFR + 0.55%), 5.15%, 1/29/2026 (a) (b)	11,891	11,921
National Bank of Canada (Canada)
5.25%, 1/17/2025	20,274	20,278
(SOFRINDX + 0.90%), 5.51%, 3/25/2027 (b)	24,102	24,160
NatWest Markets plc (United Kingdom)
3.48%, 3/22/2025 (a)	7,370	7,340
(SOFR + 1.45%), 6.07%, 3/22/2025 (a) (b)	4,101	4,116
1.60%, 9/29/2026 (a) (c)	792	749
PNC Bank NA (SOFR + 0.50%), 4.78%, 1/15/2027 (b)	32,560	32,571
Royal Bank of Canada (Canada) 1.15%, 6/10/2025	5,031	4,942
Santander Holdings USA, Inc. 3.45%, 6/2/2025	15,772	15,638
Santander UK Group Holdings plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	50,420	49,160
Societe Generale SA (France)
2.63%, 1/22/2025 (a)	24,330	24,248
4.35%, 6/13/2025 (a)	5,461	5,448
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	11,124	11,073
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	2,000	2,026
Standard Chartered Bank (United Kingdom) 4.85%, 12/3/2027	8,583	8,613
Standard Chartered plc (United Kingdom) 4.05%, 4/12/2026 (a) (c)	5,269	5,210
Sumitomo Mitsui Financial Group, Inc. (Japan)
1.47%, 7/8/2025	700	687
5.46%, 1/13/2026	11,188	11,273
Sumitomo Mitsui Trust Bank Ltd. (Japan)
5.65%, 3/9/2026 (a)	8,335	8,434
4.45%, 9/10/2027 (a)	12,666	12,602
Svenska Handelsbanken AB (Sweden) 5.25%, 6/15/2026 (a) (c)	6,666	6,738

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Toronto-Dominion Bank (The) (Canada) (SOFR + 0.48%), 5.08%, 10/10/2025 (b)	5,372	5,392
Truist Financial Corp.
4.00%, 5/1/2025	12,699	12,652
3.70%, 6/5/2025	25,609	25,465
1.20%, 8/5/2025	5,000	4,885
(SOFR + 0.61%), 1.27%, 3/2/2027 (b)	8,300	7,943
US Bancorp (SOFR + 1.43%), 5.73%, 10/21/2026 (b)	7,467	7,523
US Bank NA (SOFR + 0.69%), 4.51%, 10/22/2027 (b)	27,710	27,579
Wells Fargo & Co. (3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	12,626	12,558
Wells Fargo Bank NA
4.81%, 1/15/2026	18,810	18,866
(SOFR + 1.07%), 5.69%, 12/11/2026 (b)	6,976	7,049
Westpac Banking Corp. (Australia) (SOFR + 0.55%), 5.15%, 1/29/2026 (a) (b)	35,079	35,086
		1,521,820
Beverages — 0.1%
Pernod Ricard SA (France) 3.25%, 6/8/2026 (a)	7,855	7,691
Biotechnology — 0.6%
AbbVie, Inc. 3.60%, 5/14/2025	12,059	12,008
Amgen, Inc. 5.25%, 3/2/2025	23,270	23,287
Gilead Sciences, Inc. 3.50%, 2/1/2025	2,904	2,897
		38,192
Capital Markets — 5.3%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	6,474	6,436
Bank of New York Mellon (The) (SOFR + 0.45%), 5.07%, 3/13/2026 (b)	9,649	9,652
Bank of New York Mellon Corp. (The) (SOFR + 0.62%), 5.21%, 4/25/2025 (b)	2,098	2,100
Goldman Sachs Bank USA
(SOFR + 0.77%), 5.38%, 3/18/2027 (b)	11,724	11,741
(SOFR + 0.75%), 5.41%, 5/21/2027 (b)	17,189	17,332
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	5,964	5,938
(SOFR + 1.07%), 5.66%, 8/10/2026 (b)	7,548	7,575
(SOFR + 1.08%), 5.80%, 8/10/2026 (b)	13,400	13,487
(SOFR + 0.79%), 1.09%, 12/9/2026 (b)	4,176	4,021
Jefferies Financial Group, Inc. 5.15%, 9/15/2025	23,417	23,417
Macquarie Bank Ltd. (Australia) 5.27%, 7/2/2027 (a)	15,460	15,761
Macquarie Group Ltd. (Australia) (SOFR + 2.21%), 5.11%, 8/9/2026 (a) (b)	14,433	14,437
Mizuho Markets Cayman LP (Japan) 5.47%, 2/14/2025 (a)	15,094	15,121
Morgan Stanley
(SOFR + 0.51%), 5.10%, 1/22/2025 (b)	19,109	19,112
4.00%, 7/23/2025	3,101	3,087
(SOFR + 0.94%), 2.63%, 2/18/2026 (b)	2,475	2,463
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	20,628	20,405
(SOFR + 0.72%), 0.99%, 12/10/2026 (b)	1,203	1,156
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	12,511	12,473
5.10%, 7/3/2025	4,293	4,295

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
1.85%, 7/16/2025	27,023	26,503
State Street Corp. (SOFR + 2.60%), 2.90%, 3/30/2026 (b)	18,863	18,739
UBS AG (Switzerland) 3.70%, 2/21/2025	1,301	1,297
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	11,246	11,188
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	36,567	36,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	1,439	1,380
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (b)	8,506	8,146
		313,303
Chemicals — 0.3%
Chevron Phillips Chemical Co. LLC 5.13%, 4/1/2025 (a)	1,481	1,482
Eastman Chemical Co. 3.80%, 3/15/2025	223	222
LYB International Finance III LLC 1.25%, 10/1/2025	9,698	9,421
Nutrien Ltd. (Canada) 5.95%, 11/7/2025	5,492	5,552
		16,677
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp. (Canada)
3.85%, 6/15/2025 (a)	13,841	13,765
5.64%, 3/13/2027 (a)	1,982	2,016
Republic Services, Inc. 3.20%, 3/15/2025	1,288	1,282
		17,063
Construction Materials — 0.0% ^
CRH America, Inc. 3.88%, 5/18/2025 (a)	2,749	2,734
Consumer Finance — 2.9%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	14,759	14,732
6.50%, 7/15/2025	8,528	8,594
4.45%, 10/1/2025	3,895	3,883
American Express Co.
3.95%, 8/1/2025	3,497	3,480
(SOFR + 1.00%), 4.99%, 5/1/2026 (b)	13,616	13,625
American Honda Finance Corp.
(SOFRINDX + 0.78%), 5.37%, 4/23/2025 (b)	3,600	3,607
5.00%, 5/23/2025	31,600	31,635
(SOFR + 0.45%), 5.07%, 6/13/2025 (b)	2,500	2,501
(SOFR + 0.60%), 5.18%, 8/14/2025 (b)	14,600	14,628
(SOFR + 0.50%), 5.10%, 10/10/2025 (b)	6,648	6,659
Capital One Financial Corp. 4.25%, 4/30/2025	6,111	6,100
Caterpillar Financial Services Corp. 4.45%, 10/16/2026	11,665	11,671
General Motors Financial Co., Inc. 6.05%, 10/10/2025	4,250	4,292
Toyota Motor Credit Corp.
3.40%, 4/14/2025	3,508	3,491
(SOFRINDX + 0.45%), 5.05%, 4/10/2026 (b)	30,364	30,372
(SOFR + 0.77%), 5.35%, 8/7/2026 (b)	12,598	12,677
		171,947

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Containers & Packaging — 0.1%
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025 (a)	6,576	6,527
Diversified Telecommunication Services — 0.3%
NBN Co. Ltd. (Australia) 4.00%, 10/1/2027 (a)	9,275	9,132
Telstra Corp. Ltd. (Australia) 3.13%, 4/7/2025 (a)	9,049	8,990
		18,122
Electric Utilities — 2.7%
DTE Electric Co. 3.38%, 3/1/2025	6,493	6,468
Entergy Corp. 0.90%, 9/15/2025	7,870	7,628
Eversource Energy Series H, 3.15%, 1/15/2025	5,352	5,340
Exelon Corp. 3.95%, 6/15/2025	31,416	31,244
Georgia Power Co. (SOFRINDX + 0.75%), 5.33%, 5/8/2025 (b)	15,728	15,769
Interstate Power and Light Co. 3.40%, 8/15/2025	9,895	9,791
NextEra Energy Capital Holdings, Inc.
6.05%, 3/1/2025	2,194	2,200
5.75%, 9/1/2025	24,616	24,773
4.95%, 1/29/2026	16,599	16,658
Trans-Allegheny Interstate Line Co. 3.85%, 6/1/2025 (a)	11,750	11,677
Tucson Electric Power Co. 3.05%, 3/15/2025	3,177	3,174
Virginia Power Fuel Securitization LLC Series A-1, 5.09%, 5/1/2027	10,542	10,586
Wisconsin Public Service Corp. 5.35%, 11/10/2025	1,895	1,907
Xcel Energy, Inc. 3.30%, 6/1/2025	9,678	9,592
		156,807
Financial Services — 0.6%
Corebridge Financial, Inc. 3.50%, 4/4/2025	12,844	12,780
National Rural Utilities Cooperative Finance Corp. 4.12%, 9/16/2027	11,421	11,301
Nationwide Building Society (United Kingdom) 3.90%, 7/21/2025 (a)	8,966	8,926
		33,007
Food Products — 0.1%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	6,356	6,214
Ground Transportation — 0.8%
Canadian Pacific Railway Co. (Canada) 2.90%, 2/1/2025	9,855	9,820
ERAC USA Finance LLC 3.80%, 11/1/2025 (a)	8,987	8,907
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	6,258	6,238
4.00%, 7/15/2025 (a)	380	378
3.40%, 11/15/2026 (a)	9,634	9,363
Ryder System, Inc. 4.63%, 6/1/2025	10,616	10,594
		45,300
Health Care Equipment & Supplies — 0.1%
Zimmer Biomet Holdings, Inc. 3.55%, 4/1/2025	3,536	3,519
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.
3.75%, 9/15/2025	14,832	14,714
4.70%, 11/15/2026	7,238	7,231

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cencora, Inc. 3.25%, 3/1/2025	19,939	19,842
CVS Health Corp.
5.00%, 12/1/2024	3,360	3,360
3.88%, 7/20/2025	8,002	7,947
Elevance Health, Inc. 2.38%, 1/15/2025	15,100	15,052
Humana, Inc. 4.50%, 4/1/2025	3,943	3,938
Laboratory Corp. of America Holdings 3.60%, 2/1/2025	25,500	25,422
		97,506
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc. 3.45%, 4/30/2025	7,698	7,655
Ventas Realty LP
2.65%, 1/15/2025	15,818	15,770
3.50%, 2/1/2025	22,562	22,490
		45,915
Hotels, Restaurants & Leisure — 0.0% ^
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	2,801	2,808
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC 3.25%, 6/1/2025	9,714	9,626
Insurance — 3.4%
Athene Global Funding
1.45%, 1/8/2026 (a)	7,319	7,045
4.86%, 8/27/2026 (a)	35,429	35,357
1.73%, 10/2/2026 (a)	14,797	13,980
Chubb INA Holdings LLC 3.15%, 3/15/2025	7,085	7,050
Corebridge Global Funding
5.35%, 6/24/2026 (a) (c)	23,483	23,710
5.75%, 7/2/2026 (a)	9,329	9,474
4.65%, 8/20/2027 (a)	27,367	27,345
Equitable Financial Life Global Funding 5.50%, 12/2/2025 (a)	3,308	3,333
Jackson National Life Global Funding
1.75%, 1/12/2025 (a)	4,980	4,961
5.60%, 4/10/2026 (a)	12,996	13,098
5.55%, 7/2/2027 (a)	12,358	12,558
MassMutual Global Funding II (SOFR + 0.98%), 5.58%, 7/10/2026 (a) (b)	4,000	4,028
Met Tower Global Funding 4.00%, 10/1/2027 (a)	5,033	4,969
New York Life Global Funding (SOFR + 0.67%), 5.28%, 4/2/2027 (a) (b)	473	474
Principal Life Global Funding II
1.38%, 1/10/2025 (a)	3,583	3,569
5.00%, 1/16/2027 (a)	3,712	3,745
4.60%, 8/19/2027 (a)	4,292	4,297
Reliance Standard Life Global Funding II
2.75%, 5/7/2025 (a)	18,423	18,238
5.24%, 2/2/2026 (a)	1,933	1,935
		199,166

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — 0.1%
Accenture Capital, Inc. 3.90%, 10/4/2027	6,038	5,968
Machinery — 0.6%
Daimler Truck Finance North America LLC (Germany)
1.63%, 12/13/2024 (a)	6,230	6,224
5.20%, 1/17/2025 (a)	3,225	3,226
Otis Worldwide Corp. 2.06%, 4/5/2025	26,069	25,811
		35,261
Media — 0.1%
Fox Corp. 3.05%, 4/7/2025	4,359	4,331
Metals & Mining — 0.1%
Newmont Corp. 5.30%, 3/15/2026	7,839	7,890
Multi-Utilities — 0.4%
Berkshire Hathaway Energy Co. 3.50%, 2/1/2025	6,772	6,753
Dominion Energy, Inc. 3.90%, 10/1/2025	18,548	18,410
		25,163
Oil, Gas & Consumable Fuels — 1.7%
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	5,774	5,753
Enbridge, Inc. (Canada) 2.50%, 1/15/2025	12,939	12,898
Energy Transfer LP 4.75%, 1/15/2026	2,274	2,271
Enterprise Products Operating LLC 4.60%, 1/11/2027	15,042	15,077
Marathon Petroleum Corp. 4.70%, 5/1/2025	12,229	12,215
MPLX LP
4.88%, 6/1/2025	2,547	2,547
1.75%, 3/1/2026	15,379	14,803
ONEOK, Inc. 3.20%, 3/15/2025	2,750	2,732
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	10,336	10,343
Williams Cos., Inc. (The)
3.90%, 1/15/2025	13,572	13,553
4.00%, 9/15/2025	6,989	6,944
		99,136
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co.
4.95%, 2/20/2026	5,189	5,221
(SOFR + 0.49%), 5.07%, 2/20/2026 (b)	8,711	8,726
EMD Finance LLC (Germany) 3.25%, 3/19/2025 (a)	9,178	9,133
		23,080
Retail REITs — 0.3%
Kimco Realty OP LLC 3.30%, 2/1/2025	15,989	15,936
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (a)	626	616
		16,552

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 0.5%
Microchip Technology, Inc. 4.25%, 9/1/2025	26,453	26,333
NXP BV (China) 2.70%, 5/1/2025	1,654	1,636
		27,969
Software — 0.5%
Oracle Corp. 2.50%, 4/1/2025	29,418	29,180
Specialized REITs — 0.2%
Equinix, Inc. 1.00%, 9/15/2025	11,524	11,190
Specialty Retail — 0.6%
AutoZone, Inc. 3.63%, 4/15/2025	16,567	16,483
Home Depot, Inc. (The) 5.10%, 12/24/2025	19,126	19,263
Lowe's Cos., Inc. 4.00%, 4/15/2025	1,818	1,813
		37,559
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co. 4.45%, 9/25/2026	9,011	8,972
HP, Inc. 2.20%, 6/17/2025	7,330	7,220
		16,192
Tobacco — 0.3%
Philip Morris International, Inc. 1.50%, 5/1/2025	13,303	13,128
Reynolds American, Inc. (United Kingdom) 4.45%, 6/12/2025	3,568	3,561
		16,689
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc.
3.50%, 4/15/2025	21,635	21,521
2.25%, 2/15/2026	5,084	4,930
		26,451
Total Corporate Bonds (Cost $3,291,843)		3,298,199
Asset-Backed Securities — 14.3%
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	670	666
Series 2024-1, Class A2, 5.32%, 1/15/2027	12,257	12,271
Series 2022-3, Class A3, 5.07%, 4/15/2027	18,493	18,526
American Express Credit Account Master Trust
Series 2022-2, Class A, 3.39%, 5/15/2027	48,844	48,570
Series 2022-3, Class A, 3.75%, 8/15/2027	28,816	28,652
AmeriCredit Automobile Receivables Trust Series 2022-2, Class A3, 4.38%, 4/18/2028	1,569	1,567
Amur Equipment Finance Receivables LLC Series 2022-1A, Class A2, 1.64%, 10/20/2027 (a)	2,096	2,079
BA Credit Card Trust Series 2022-A1, Class A1, 3.53%, 11/15/2027	2,922	2,905
Bank of America Auto Trust Series 2023-2A, Class A2, 5.85%, 8/17/2026 (a)	8,816	8,844
BMW Vehicle Lease Trust
Series 2023-2, Class A3, 5.99%, 9/25/2026	17,533	17,658
Series 2024-2, Class A2A, 4.29%, 1/25/2027	23,847	23,785
BMW Vehicle Owner Trust Series 2023-A, Class A2A, 5.72%, 4/27/2026	2,710	2,714
BofA Auto Trust Series 2024-1A, Class A2, 5.57%, 12/15/2026 (a)	16,375	16,433

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Capital One Multi-Asset Execution Trust Series 2022-A1, Class A1, 2.80%, 3/15/2027	5,880	5,848
Capital One Prime Auto Receivables Trust
Series 2021-1, Class A3, 0.77%, 9/15/2026	1,764	1,744
Series 2022-2, Class A3, 3.66%, 5/17/2027	3,318	3,296
Chesapeake Funding LLC (Canada) Series 2023-2A, Class A1, 6.16%, 10/15/2035 (a)	10,197	10,338
Citibank Credit Card Issuance Trust Series 2023-A2, Class A2, 5.22%, 12/8/2027 (d)	11,413	11,437
CNH Equipment Trust
Series 2022-A, Class A3, 2.94%, 7/15/2027	1,200	1,187
Series 2024-A, Class A2, 5.19%, 7/15/2027	6,765	6,777
Series 2022-B, Class A3, 3.89%, 8/16/2027	15,317	15,219
Dell Equipment Finance Trust
Series 2023-1, Class A3, 5.65%, 9/22/2028 (a)	6,051	6,073
Series 2023-3, Class A2, 6.10%, 4/23/2029 (a)	5,370	5,390
Series 2024-1, Class A2, 5.58%, 3/22/2030 (a)	39,699	39,845
Discover Card Execution Note Trust Series 2022-A3, Class A3, 3.56%, 7/15/2027	3,826	3,802
DLLAA LLC Series 2023-1A, Class A2, 5.93%, 7/20/2026 (a)	11,505	11,550
Dllad LLC Series 2024-1A, Class A2, 5.50%, 8/20/2027 (a)	3,433	3,452
Enterprise Fleet Financing LLC
Series 2024-4, Class A2, 4.69%, 7/20/2027 (a)	9,718	9,718
Series 2023-2, Class A2, 5.56%, 4/22/2030 (a)	2,775	2,796
Enterprise Fleet Funding LLC Series 2021-1, Class A3, 0.70%, 12/21/2026 (a)	78	77
Ford Credit Auto Lease Trust
Series 2023-B, Class A3, 5.91%, 10/15/2026	36,374	36,583
Series 2024-B, Class A2A, 5.18%, 2/15/2027	25,362	25,450
Ford Credit Auto Owner Trust
Series 2023-B, Class A2A, 5.57%, 6/15/2026	578	579
Series 2020-C, Class A4, 0.51%, 8/15/2026	1,563	1,555
Series 2022-D, Class A3, 5.27%, 5/17/2027	12,940	12,988
Series 2024-C, Class A2A, 4.32%, 8/15/2027	24,052	24,002
GM Financial Automobile Leasing Trust Series 2024-2, Class A2A, 5.43%, 9/21/2026	16,449	16,527
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 9/16/2026	3,393	3,400
Series 2022-1, Class A3, 1.26%, 11/16/2026	11,204	11,083
Series 2022-2, Class A3, 3.10%, 2/16/2027	2,206	2,190
Series 2024-1, Class A2A, 5.12%, 2/16/2027	5,981	5,992
Series 2024-2, Class A2A, 5.33%, 3/16/2027	5,336	5,352
Series 2023-1, Class A3, 4.66%, 2/16/2028	5,182	5,183
Honda Auto Receivables Owner Trust
Series 2023-1, Class A2, 5.22%, 10/21/2025	454	454
Series 2021-4, Class A3, 0.88%, 1/21/2026	2,125	2,104
Series 2022-2, Class A3, 3.73%, 7/20/2026	6,611	6,582
Series 2024-1, Class A2, 5.36%, 9/15/2026	39,447	39,552
Hpefs Equipment Trust Series 2022-2A, Class A3, 3.76%, 9/20/2029 (a)	357	357
HPEFS Equipment Trust Series 2023-2A, Class A3, 5.99%, 1/21/2031 (a)	1,650	1,664
Hyundai Auto Receivables Trust
Series 2021-C, Class A3, 0.74%, 5/15/2026	2,289	2,275
Series 2023-B, Class A2A, 5.77%, 5/15/2026	6,204	6,217
Series 2022-B, Class A3, 3.72%, 11/16/2026	2,994	2,981

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-C, Class A2A, 5.80%, 1/15/2027	1,433	1,439
Series 2024-A, Class A2A, 5.29%, 4/15/2027	6,382	6,401
Series 2024-B, Class A2A, 5.15%, 6/15/2027	50,000	50,164
Series 2024-C, Class A2A, 4.53%, 9/15/2027	17,814	17,809
Series 2022-A, Class A4, 2.35%, 4/17/2028	2,459	2,400
John Deere Owner Trust
Series 2023-B, Class A2, 5.59%, 6/15/2026	6,914	6,924
Series 2024-A, Class A2A, 5.19%, 2/16/2027	11,466	11,496
Series 2022-C, Class A3, 5.09%, 6/15/2027	6,803	6,818
Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.74%, 1/15/2027	5,690	5,692
Nissan Auto Receivables Owner Trust Series 2023-A, Class A3, 4.91%, 11/15/2027	21,085	21,130
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026 (a)	2,666	2,672
Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	552	553
Santander Drive Auto Receivables Trust
Series 2024-3, Class A2, 5.91%, 6/15/2027	20,232	20,315
Series 2023-2, Class A3, 5.21%, 7/15/2027	1,680	1,682
Series 2023-3, Class A3, 5.61%, 10/15/2027	4,091	4,102
SBNA Auto Lease Trust
Series 2024-C, Class A2, 4.94%, 11/20/2026 (a)	5,248	5,253
Series 2024-B, Class A2, 5.67%, 11/20/2026 (a)	7,522	7,551
Series 2023-A, Class A3, 6.51%, 4/20/2027 (a)	22,914	23,226
SCF Equipment Leasing LLC Series 2024-1A, Class A2, 5.88%, 11/20/2029 (a)	7,209	7,268
Tesla Auto Lease Trust
Series 2023-A, Class A2, 5.86%, 8/20/2025 (a)	3,240	3,241
Series 2024-A, Class A2A, 5.37%, 6/22/2026 (a)	6,837	6,849
Toyota Auto Receivables Owner Trust
Series 2023-A, Class A2, 5.05%, 1/15/2026	94	94
Series 2023-C, Class A2A, 5.60%, 8/17/2026	4,267	4,278
Series 2022-B, Class A3, 2.93%, 9/15/2026	2,170	2,154
Series 2022-C, Class A3, 3.76%, 4/15/2027	8,620	8,575
Series 2023-A, Class A3, 4.63%, 9/15/2027	8,027	8,026
USAA Auto Owner Trust Series 2024-A, Class A2, 5.25%, 3/15/2027 (a)	5,000	5,018
Verizon Master Trust
Series 2022-2, Class A, 1.53%, 7/20/2028	2,400	2,389
Series 2024-1, Class A1A, 5.00%, 12/20/2028	13,122	13,181
Volkswagen Auto Lease Trust Series 2023-A, Class A3, 5.81%, 10/20/2026	10,503	10,595
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A2A, 5.50%, 12/21/2026	7,057	7,074
Series 2023-2, Class A2A, 5.72%, 3/22/2027	15,915	15,997
Wheels Fleet Lease Funding LLC Series 2024-3A, Class A1, 4.80%, 9/19/2039 (a)	3,646	3,641
World Omni Auto Receivables Trust
Series 2024-A, Class A2A, 5.05%, 4/15/2027	7,679	7,688
Series 2022-D, Class A3, 5.61%, 2/15/2028	4,572	4,601
Total Asset-Backed Securities (Cost $839,492)		842,585

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 7.4%
U.S. Treasury Notes
4.88%, 4/30/2026	61,900	62,396
4.38%, 8/15/2026	57,500	57,639
3.75%, 8/31/2026	56,600	56,142
3.50%, 9/30/2026	62,200	61,425
4.13%, 10/31/2026	58,200	58,118
4.63%, 11/15/2026	52,500	52,910
3.38%, 9/15/2027	86,200	84,530
Total U.S. Treasury Obligations (Cost $434,305)		433,160
Short-Term Investments — 22.3%
Certificates of Deposits — 8.7%
BNP Paribas SA (France) , 4.20%, 10/3/2025	59,921	59,718
Cooperatieve Rabobank UA (Netherlands) , 5.39%, 4/8/2025	25,909	25,969
Credit Agricole Corporate and Investment Bank (France) , 4.40%, 10/7/2025	30,914	30,867
Credit Industriel et Commercial (France)
5.60%, 4/29/2025	22,919	23,002
5.42%, 6/5/2025	1,000	1,004
Deutsche Bank AG (Germany) , 5.80%, 12/12/2024	15,000	15,005
KEB Hana Bank (South Korea)
5.47%, 1/10/2025	16,930	16,944
5.34%, 2/7/2025	32,920	32,956
Kookmin Bank (South Korea)
(SOFR + 0.52%), 5.11%, 4/23/2025 (b)	13,430	13,442
5.47%, 5/14/2025	17,617	17,661
(SOFR + 0.55%), 5.14%, 6/9/2025 (b)	6,292	6,298
4.67%, 7/24/2025	9,986	9,977
Mitsubishi UFJ Trust & Banking Corp. (Japan) (SOFR + 0.39%), 4.98%, 4/3/2025 (b)	5,511	5,515
Mizuho Bank Ltd. (Japan) , 4.60%, 11/20/2025	8,898	8,897
Norinchukin Bank (The) (Japan) , 4.51%, 10/9/2025	28,781	28,748
Shinhan Bank (South Korea)
(SOFR + 0.52%), 5.11%, 4/28/2025 (b)	8,117	8,124
(SOFR + 0.55%), 5.14%, 6/9/2025 (b)	13,376	13,385
Skandinaviska Enskilda Banken AB (Sweden) , 5.38%, 3/19/2025	20,216	20,253
Standard Chartered Bank (United Kingdom)
5.20%, 1/16/2025	2,610	2,611
4.50%, 10/9/2025	22,558	22,532
4.68%, 11/12/2025	31,300	31,315
Svenska Handelsbanken AB (Sweden)
(SOFR + 0.28%), 4.87%, 2/26/2025 (b)	717	717
5.39%, 3/19/2025	20,310	20,348
Toronto-Dominion Bank (The) (Canada)
5.33%, 3/18/2025	17,611	17,640
4.50%, 10/1/2025	66,253	66,206
Westpac Banking Corp. (Australia) , 5.40%, 4/9/2025	11,328	11,353
Total Certificates of Deposit (Cost $510,456)		510,487

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — 11.2%
Australia & New Zealand Banking Group Ltd. (Australia) 4.59%, 11/25/2025 (a)	69,037	66,021
Bank of Montreal (Canada) 4.64%, 11/21/2025	11,308	10,817
Bank of New York Mellon (The) (SOFR + 0.35%), 4.94%, 5/9/2025 (b)	453	453
BofA Securities, Inc. 5.56%, 5/29/2025	22,354	21,844
Citigroup Global Markets, Inc.
5.50%, 6/3/2025 (a)	11,053	10,797
4.62%, 11/7/2025 (a)	4,300	4,119
Credit Industriel et Commercial (France) 5.17%, 2/6/2025 (a)	14,629	14,501
DNB Bank ASA (Norway)
5.14%, 2/7/2025 (a)	39,400	39,055
5.49%, 5/29/2025 (a)	39,367	38,487
4.58%, 11/25/2025 (a)	7,169	6,860
EIDP, Inc. 5.72%, 12/13/2024 (a)	7,298	7,285
First Abu Dhabi Bank PJSC (United Arab Emirates)
5.56%, 2/28/2025 (a)	3,200	3,163
4.60%, 11/13/2025 (a)	58,393	55,900
Glencore Funding LLC (Australia) 5.68%, 2/28/2025 (a)	39,144	38,670
HSBC USA, Inc.
5.92%, 5/20/2025 (a)	12,473	12,197
5.94%, 6/3/2025 (a)	7,500	7,320
4.75%, 10/3/2025 (a)	8,000	7,686
4.86%, 10/10/2025 (a)	24,000	23,038
ING US Funding LLC (Netherlands) 4.49%, 10/7/2025 (a)	34,765	33,442
Lloyds Bank plc (United Kingdom) 5.34%, 2/12/2025 (a)	36,157	35,814
LVMH Moet Hennessy Louis Vuitton SE (France)
5.42%, 1/3/2025 (a)	4,931	4,909
5.41%, 1/21/2025 (a)	11,155	11,080
5.38%, 3/17/2025 (a)	8,989	8,866
LVMH Moet Hennessy Louis Vuitton, Inc. (France) 4.68%, 1/2/2025 (a)	5,500	5,476
Macquarie Bank Ltd. (Australia) 4.62%, 11/20/2025 (a)	33,083	31,633
Mizuho Bank Ltd. (Japan) 4.62%, 11/18/2025 (a)	17,583	16,823
National Australia Bank Ltd. (Australia) (SOFR + 0.35%), 4.94%, 4/9/2025 (a) (b)	16,402	16,412
NatWest Markets plc (United Kingdom)
Series G, 5.28%, 4/16/2025 (a)	4,939	4,854
4.60%, 11/18/2025 (a)	13,586	13,007
Penske Truck Leasing Co. LP 4.85%, 1/22/2025	8,651	8,589
Podium Funding Trust (Canada) (SOFR + 0.26%), 4.85%, 12/6/2024 (b)	15,000	15,001
Procter & Gamble Co. (The) 4.91%, 4/21/2025 (a)	6,111	6,003
Skandinaviska Enskilda Banken AB (Sweden) 5.53%, 4/23/2025 (a)	7,908	7,766
Societe Generale SA (France)
5.21%, 2/7/2025 (a)	11,754	11,649
5.44%, 3/21/2025 (e)	4,000	3,939
5.54%, 5/29/2025 (a)	13,705	13,399
4.68%, 11/21/2025 (a)	3,000	2,870
Svenska Handelsbanken AB (Sweden) 4.59%, 11/18/2025 (a)	24,056	23,028

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
TELUS Corp. (Canada) 5.62%, 12/13/2024 (a)	4,292	4,284
Walt Disney Co. (The) 5.61%, 1/21/2025 (a)	7,450	7,400
Total Commercial Paper (Cost $653,918)		654,457
	SHARES (000)
Investment Companies — 1.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (f) (g) (Cost $72,067)	72,072	72,101
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (f) (g) (Cost $11,915)	11,915	11,915
	PRINCIPAL AMOUNT ($000)
Repurchase Agreements — 1.0%
Wells Fargo Securities LLC, 5.14%, dated 11/30/2024, due 3/05/2025, repurchase price $60,814, collateralized by Collateralized Mortgage Obligations, 0.99% - 11.22%, due 5/28/2029 - 7/25/2069, with the value of $66,466. (Cost $60,000)	60,000	60,000
Total Short-Term Investments (Cost $1,308,356)		1,308,960
Total Investments — 100.1% (Cost $5,873,996)		5,882,904
Liabilities in Excess of Other Assets — (0.1)%		(5,979)
NET ASSETS — 100.0%		5,876,925

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(c)	The security or a portion of this security is on loan at November 30, 2024. The total value of securities on loan at November 30, 2024 is $12,019.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(e)	The rate shown is the effective yield as of November 30, 2024.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of November 30, 2024.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Certain short term investments may be valued using the amortized cost method, provided it approximates the fair market value of the investment. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can generally be expected to vary inversely with changes in prevailing interest rates.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Managed Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$842,585	$—	$842,585
Corporate Bonds	—	3,298,199	—	3,298,199
U.S. Treasury Obligations	—	433,160	—	433,160
Short-Term Investments
Certificates of Deposits	—	510,487	—	510,487
Commercial Paper	—	654,457	—	654,457
Investment Companies	72,101	—	—	72,101
Investment of Cash Collateral from Securities Loaned	11,915	—	—	11,915
Repurchase Agreements	—	60,000	—	60,000
Total Short-Term Investments	84,016	1,224,944	—	1,308,960
Total Investments in Securities	$84,016	$5,798,888	$—	$5,882,904
B. Investment Transactions with Affiliates— The Fund invested in Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$40,000	$6,100,309	$6,068,100	$(109)	$1	$72,101	72,072	$6,972	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.62% (a) (b)	2,000	63,072	53,158	1	—	11,915	11,915	151	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	390	37,290	37,680	—	—	—	—	33	—
Total	$42,390	$6,200,671	$6,158,938	$(108)	$1	$84,016		$7,156	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.